COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Purchase obligation expense	$ 7.7	$ 36.1	$ 31.8	$ 30.5
Rent expense	0.5	2.9	3.2	3.1
Cost of Sales
Other Commitments [Line Items]
Rent expense	0.5	2.5	2.9	2.8
Selling, General and Administrative Expenses
Other Commitments [Line Items]
Rent expense	$ 0.0	$ 0.4	$ 0.3	$ 0.3